Property and equipment (Tables)	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

	March 31, 2013	March 31, 2012
Cost
Building	$72,925	$73,626
Information systems, hardware and software	70,049	62,519
Assembly equipment, furniture, fixtures and other	37,875	44,398
Assets under construction	5,858	8,253

	$186,707	$188,796
Accumulated depreciation and amortization
Building	$12,139	$9,406
Information systems, hardware and software	48,127	39,414
Assembly equipment, furniture, fixtures and other	26,388	30,409

	$86,654	$79,229
Net book value
Building	$60,786	$64,220
Information systems, hardware and software	21,922	23,105
Assembly equipment, furniture, fixtures and other	11,487	13,989
Assets under construction	5,858	8,253

	$100,053	$109,567

Schedule of Depreciation and Amortization Expense

Depreciation and amortization expense incurred is as follows.

	Year ended March 31,
	2013	2012	2011
Building	$2,951	$2,968	$3,159
Information systems, hardware and software	14,614	13,690	14,780
Assembly equipment, furniture, fixtures and other	7,385	8,370	8,975

	$24,950	$25,028	$26,914